Cover	Jul. 31, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As reported in a Current Report on Form 8-K (the "Original Form 8-K") filed with the U.S. Securities and Exchange Commission (the "SEC") by Mallinckrodt plc (the "Company" or "Mallinckrodt"), on August 1, 2025, on July 31, 2025, pursuant to the Transaction Agreement, dated as of March 13, 2025 (as amended on April 23, 2025) by and among Mallinckrodt, Endo, Inc. ("Endo") and Salvare Merger Sub LLC, a wholly owned subsidiary of Mallinckrodt, Mallinckrodt acquired Endo. Capitalized terms used but not defined in this Current Report on Form 8-K/A have the meaning given to such terms in the Original Form 8-K.
Document Period End Date	Jul. 31, 2025
Entity File Number	001-35803
Entity Registrant Name	Mallinckrodt plc
Entity Central Index Key	0001567892
Entity Tax Identification Number	98-1088325
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	College Business & Technology Park
Entity Address, Address Line Two	Cruiserath
Entity Address, Address Line Three	Blanchardstown
Entity Address, City or Town	Dublin
Entity Address, Country	IE
Entity Address, Postal Zip Code	15
Country Region	+353
City Area Code	1
Local Phone Number	696 0000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false